iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  30 .0%
Bank of America Corp. ..................... 3,091,987 $ 105,158,478
Bank OZK ............................. 53,885 2,430,752
BOK Financial Corp. ....................... 13,988 1,172,754
Citigroup, Inc. ........................... 944,125 53,031,501
Citizens Financial Group, Inc. ................ 231,266 7,562,398
Columbia Banking System, Inc. ............... 102,019 2,056,703
Comerica, Inc. ........................... 64,700 3,401,926
Commerce Bancshares, Inc. ................. 60,106 3,132,725
Cullen/Frost Bankers, Inc. ................... 29,097 3,087,774
East West Bancorp, Inc. .................... 69,571 5,065,464
Fifth Third Bancorp ....................... 336,043 11,506,112
First Citizens BancShares, Inc. , Class A .......... 5,343 8,067,930
First Hawaiian, Inc. ....................... 61,906 1,342,741
First Horizon Corp. ........................ 273,993 3,901,660
FNB Corp. ............................. 180,203 2,375,076
Huntington Bancshares, Inc. ................. 710,909 9,049,872
JPMorgan Chase & Co. .................... 1,258,164 219,373,475
KeyCorp ............................... 459,424 6,675,431
M&T Bank Corp. ......................... 81,472 11,251,283
New York Community Bancorp, Inc. ............ 352,117 2,278,197
NU Holdings, Ltd. , Class A
(a)
................. 1,152,115 9,919,710
Pinnacle Financial Partners, Inc. ............... 36,961 3,266,613
PNC Financial Services Group, Inc. (The) ........ 196,508 29,713,975
Popular, Inc. ............................ 35,379 3,023,136
Prosperity Bancshares, Inc. .................. 42,762 2,732,919
Regions Financial Corp. .................... 460,586 8,599,141
Synovus Financial Corp. .................... 71,201 2,681,430
TFS Financial Corp. ....................... 23,299 310,343
Truist Financial Corp. ...................... 653,939 24,234,979
U.S. Bancorp ........................... 768,259 31,913,479
Webster Financial Corp. .................... 84,607 4,186,354
Wells Fargo & Co. ........................ 1,803,866 90,517,996
Western Alliance Bancorp ................... 53,057 3,393,526
Wintrust Financial Corp. .................... 30,539 2,961,672
Zions Bancorp NA ........................ 71,789 3,007,959
682,385,484
a
Capital Markets  —  30 .2%
Affiliated Managers Group, Inc. ............... 17,288 2,573,146
Ameriprise Financial, Inc. ................... 50,706 19,614,602
Ares Management Corp. , Class A .............. 80,606 9,792,017
Bank of New York Mellon Corp. (The) ........... 381,223 21,142,628
BlackRock, Inc.
(b)
......................... 73,339 56,787,121
Blackstone, Inc. , NVS ...................... 351,541 43,749,277
Blue Owl Capital, Inc. , Class A ................ 224,329 3,486,073
Carlyle Group, Inc. (The) .................... 103,844 4,155,837
Cboe Global Markets, Inc. ................... 51,956 9,552,111
Charles Schwab Corp. (The) ................. 731,252 46,010,376
CME Group, Inc. , Class A ................... 177,112 36,456,734
Coinbase Global, Inc. , Class A
(a)
............... 83,596 10,717,007
Evercore, Inc. , Class A ..................... 17,372 2,983,293
FactSet Research Systems, Inc. ............... 18,900 8,994,888
Franklin Resources, Inc. .................... 140,064 3,729,904
Goldman Sachs Group, Inc. (The) ............. 157,568 60,507,688
Houlihan Lokey, Inc. , Class A ................. 24,867 2,978,569
Interactive Brokers Group, Inc. , Class A .......... 51,834 4,600,267
Intercontinental Exchange, Inc. ............... 279,219 35,552,955
Invesco Ltd. ............................ 181,889 2,879,303
Janus Henderson Group PLC ................ 68,279 1,963,704
Jefferies Financial Group, Inc. ................ 90,818 3,701,742
KKR & Co., Inc. .......................... 327,436 28,349,409
Lazard, Inc. ............................ 54,685 2,131,621
Security Shares Value
a
Capital Markets (continued)
LPL Financial Holdings, Inc. .................. 37,103 $ 8,874,667
MarketAxess Holdings, Inc. .................. 18,255 4,116,685
Moody's Corp. ........................... 78,266 30,683,403
Morgan Stanley .......................... 594,187 51,836,874
Morningstar, Inc. ......................... 12,620 3,524,766
MSCI, Inc. , Class A ....................... 37,835 22,648,788
Nasdaq, Inc. ............................ 168,272 9,721,073
Northern Trust Corp. ....................... 100,928 8,037,906
Raymond James Financial, Inc. ............... 93,255 10,274,836
Robinhood Markets, Inc. , Class A
(a)
............. 331,146 3,556,508
S&P Global, Inc. ......................... 158,309 70,977,840
SEI Investments Co. ....................... 49,324 3,119,250
State Street Corp. ........................ 152,037 11,230,973
Stifel Financial Corp. ...................... 49,761 3,630,065
T Rowe Price Group, Inc. ................... 108,675 11,785,804
TPG, Inc. , Class A ........................ 32,200 1,340,486
Tradeweb Markets, Inc. , Class A ............... 56,495 5,389,058
Virtu Financial, Inc. , Class A .................. 46,692 783,959
XP, Inc. , Class A ......................... 158,794 3,903,156
687,846,369
a
Consumer Finance  —  1 .2%
Ally Financial, Inc. ........................ 133,911 4,911,855
Credit Acceptance Corp.
(a) (c)
.................. 3,099 1,676,776
Discover Financial Services .................. 123,578 13,039,950
OneMain Holdings, Inc. ..................... 56,456 2,687,306
SLM Corp. ............................. 112,734 2,241,152
SoFi Technologies, Inc.
(a) (c)
................... 457,955 3,585,788
28,142,827
a
Financial Services  —  14 .8%
Apollo Global Management, Inc. ............... 257,239 25,826,795
Berkshire Hathaway, Inc. , Class B
(a)
............ 780,839 299,639,158
Equitable Holdings, Inc. .................... 157,136 5,136,776
MGIC Investment Corp. .................... 138,606 2,749,943
Rocket Companies, Inc. , Class A
(a)
............. 59,909 737,480
UWM Holdings Corp. , Class A ................ 53,530 358,651
Voya Financial, Inc. ....................... 49,066 3,550,906
337,999,709
a
Insurance  —  22 .3%
Aflac, Inc. .............................. 292,345 24,656,377
Allstate Corp. (The) ....................... 129,838 20,157,350
American Financial Group, Inc. ............... 36,441 4,387,496
American International Group, Inc. ............. 351,833 24,455,912
Aon PLC , Class A ........................ 97,746 29,170,339
Arch Capital Group Ltd.
(a)
................... 177,118 14,599,837
Arthur J Gallagher & Co. .................... 104,583 24,279,989
Assurant, Inc. ........................... 25,876 4,345,874
Assured Guaranty Ltd. ..................... 28,449 2,308,067
Axis Capital Holdings Ltd. ................... 39,232 2,335,089
Brighthouse Financial, Inc.
(a)
................. 33,469 1,732,690
Brown & Brown, Inc. ....................... 117,865 9,141,609
Chubb Ltd. ............................. 200,723 49,177,135
Cincinnati Financial Corp. ................... 76,351 8,459,691
CNA Financial Corp. ....................... 14,322 631,171
Everest Group Ltd. ........................ 21,299 8,199,476
Fidelity National Financial, Inc. ................ 115,389 5,871,271
First American Financial Corp. ................ 49,680 2,998,188
Globe Life, Inc. .......................... 43,990 5,402,852
Hanover Insurance Group, Inc. (The) ........... 18,029 2,380,008
Hartford Financial Services Group, Inc. (The) ...... 146,297 12,721,987
Kemper Corp. ........................... 29,325 1,759,500
Kinsale Capital Group, Inc. .................. 10,809 4,297,334
Lincoln National Corp. ..................... 77,653 2,131,575

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
Loews Corp. ............................ 91,115 $ 6,638,639
Markel Group, Inc.
(a)
....................... 6,514 9,754,259
Marsh & McLennan Companies, Inc. ............ 244,667 47,426,251
MetLife, Inc. ............................ 314,137 21,775,977
Old Republic International Corp. ............... 130,706 3,664,996
Primerica, Inc. ........................... 17,887 4,188,420
Principal Financial Group, Inc. ................ 120,229 9,510,114
Progressive Corp. (The) .................... 288,868 51,490,721
Prudential Financial, Inc. .................... 179,539 18,839,027
Reinsurance Group of America, Inc. ............ 33,131 5,761,150
RenaissanceRe Holdings Ltd. ................ 25,046 5,731,276
RLI Corp. .............................. 20,325 2,771,720
Ryan Specialty Holdings, Inc. , Class A
(a) (c)
........ 47,403 2,053,498
Travelers Companies, Inc. (The) ............... 112,838 23,849,440
Unum Group ............................ 99,694 4,819,208
W R Berkley Corp. ........................ 99,410 8,139,691
White Mountains Insurance Group Ltd.
(c)
......... 1,254 1,976,266
Willis Towers Watson PLC ................... 50,796 12,511,055
506,502,525
a
Mortgage REITs  —  0 .6%
AGNC Investment Corp. .................... 317,332 3,008,307
Annaly Capital Management, Inc. .............. 246,462 4,729,606
Rithm Capital Corp. ....................... 243,865 2,609,356
Starwood Property Trust, Inc. ................. 148,449 3,017,968
13,365,237
a
Security Shares Value
a
Professional Services  —  0 .5%
Broadridge Financial Solutions, Inc. ............ 57,726 $ 11,787,649
a
Total Long-Term Investments — 99.6%
(Cost: $ 2,123,473,862 ) ............................... 2,268,029,800
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(b) (d) (e)
..................... 7,869,280 7,874,002
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(b) (d)
............................ 7,687,442 7,687,442
a
Total Short-Term Securities — 0.7%
(Cost: $ 15,560,100 ) ................................. 15,561,444
Total Investments — 100.3%
(Cost: $ 2,139,033,962 ) ............................... 2,283,591,244
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (6,730,842)
Net Assets — 100.0% ................................. $ 2,276,860,402
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 10,407,784  $ —  $ (2,533,552)
(a)
$ 2,895  $ (3,125) $ 7,874,002  7,869,280  $ 67,554
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 2,803,006  4,884,436
(a)
—  —  —  7,687,442  7,687,442  199,060  —
BlackRock, Inc. . 47,538,411  10,701,634  (8,199,080) (164,184) 6,910,340  56,787,121  73,339  1,017,970  —
$ (161,289) $ 6,907,215
$ 72,348,565
$ 1,284,584  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ....................................................... 67 03/15/24 $ 8,042 $ 283,956
E-Mini S&P MidCap 400 Index ............................................................ 2 03/15/24 549 (7,631)
$ 276,325
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,268,029,800  $ —  $ —  $ 2,268,029,800
Short-Term Securities
Money Market Funds ...................................... 15,561,444  —  —  15,561,444
$ 2,283,591,244  $ —  $ —  $ 2,283,591,244
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 283,956  $ —  $ —  $ 283,956
Liabilities
Equity Contracts ........................................... (7,631) —  —  (7,631)
$ 276,325  $ —  $ —  $ 276,325
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust